SIGNIFICANT ACCOUNTING POLICIES, Regulatory Framework (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Regulatory framework [Abstract]
Inflation rate	50.94%	36.14%	53.83%